Annual Total Returns- JPMorgan Market Expansion Enhanced Index Fund (A C I Shares) [BarChart] - A C I Shares - JPMorgan Market Expansion Enhanced Index Fund - Class I	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(1.66%)	17.27%	36.29%	9.52%	(0.99%)	21.76%	14.55%	(13.23%)	24.57%	10.09%